Derivative Warrant Liabilities - Additional Information (Detail) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Mar. 25, 2021	Dec. 31, 2020
Warrant Liability [Line Items]
Common stock value	$ 1,000	$ 1,000		$ 1,000		$ 1,000		$ 1,000
Backstop Investor Agreement [Member] | Tranche One Shares [Member]
Warrant Liability [Line Items]
Cash	$ 22,500,000			$ 22,500,000
Virgin Group Acquisition Corp. II [Member]
Warrant Liability [Line Items]
Number of days after consummation of business combination within which the securities shall be registered			15 days
Number of days after which business combination within which securities registration shall be effective			60 days
Percentage of consideration payable to shareholders of predecessor company in shares	70.00%	70.00%		70.00%		70.00%
Proceeds from issuance of common stock				$ 0	$ 25,000	$ 25,000
Cash	$ 79,823	$ 507,233		79,823		$ 507,233
Backstop derivative liability	$ 30,234,314			$ 30,234,314
Virgin Group Acquisition Corp. II [Member] | Backstop Investor Agreement [Member]
Warrant Liability [Line Items]
Number of trading days after the closing of business combination				10 days
Virgin Group Acquisition Corp. II [Member] | Backstop Investor Agreement [Member] | Tranche One Shares [Member]
Warrant Liability [Line Items]
Share price	$ 11.7			$ 11.7
Common stock value	$ 27,500,000			$ 27,500,000
Cash	$ 22,500,000			22,500,000
Virgin Group Acquisition Corp. II [Member] | Backstop Investor Agreement [Member] | Tranche Two Shares [Member]
Warrant Liability [Line Items]
Proceeds from issuance of common stock				$ 22,500,000
Virgin Group Acquisition Corp. II [Member] | Restated Merger Agreement [Member]
Warrant Liability [Line Items]
Share price	$ 10			$ 10
Virgin Group Acquisition Corp. II [Member] | Levels 3 [Member]
Warrant Liability [Line Items]
Share price	5.95	$ 9.59		5.95		$ 9.59
Virgin Group Acquisition Corp. II [Member] | VGAC Class A Common Share [Member] | Backstop Investor Agreement [Member]
Warrant Liability [Line Items]
Weighted average share price	10			10
Virgin Group Acquisition Corp. II [Member] | VGAC Class A Common Share [Member] | Backstop Investor Agreement [Member] | Tranche Two Shares [Member]
Warrant Liability [Line Items]
Share price	10			10
Virgin Group Acquisition Corp. II [Member] | VGAC Class A Common Share [Member] | Minimum | Backstop Investor Agreement [Member]
Warrant Liability [Line Items]
Share price	$ 0.01			$ 0.01
Virgin Group Acquisition Corp. II [Member] | Private Placement Warrants
Warrant Liability [Line Items]
Class of warrants or rights outstanding	6,700,000	6,700,000		6,700,000		6,700,000
Warrants and rights outstanding term	5 years	5 years		5 years		5 years
Class of warrants or rights lock in period	30 days	30 days
Financial liabilities at fair value							$ 20,189,067
Virgin Group Acquisition Corp. II [Member] | Private Placement Warrants | Over-Allotment Option
Warrant Liability [Line Items]
Financial liabilities at fair value							2,392,661
Virgin Group Acquisition Corp. II [Member] | Private Placement Warrants | Levels 3 [Member]
Warrant Liability [Line Items]
Financial liabilities at fair value		$ 13,340,010				$ 13,340,010	$ 17,796,406
Changes in fair value of financial liabilities recorded in earnings			$ 6,811,133
Virgin Group Acquisition Corp. II [Member] | Public Warrants
Warrant Liability [Line Items]
Class of warrants or rights outstanding	8,050,000	8,050,000		8,050,000		8,050,000
Warrants and rights outstanding term	5 years	5 years		5 years		5 years
Class of warrants or rights redemption price per unit	$ 0.01	$ 0.01		$ 0.01		$ 0.01
Minimum notice period to be given to the holders of warrants				30 days		30 days
Virgin Group Acquisition Corp. II [Member] | Public Warrants | Class A ordinary shares
Warrant Liability [Line Items]
Share price	$ 18	$ 18		$ 18		$ 18
Number of trading days for determining the share price				20 days		20 days
Number of consecutive trading days for determining the share price				30 days		30 days
Proceeds from equity used for funding business combination as a percentage of the total				60.00%		60.00%
Number of consecutive trading days for determining volume weighted average price of shares			20 days
Virgin Group Acquisition Corp. II [Member] | Public Warrants | Class A ordinary shares | Adjusted Exercise Price Two
Warrant Liability [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price	115.00%	115.00%		115.00%		115.00%
Virgin Group Acquisition Corp. II [Member] | Public Warrants | Class A ordinary shares | Adjusted Exercise Price One
Warrant Liability [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price		180.00%				180.00%
Virgin Group Acquisition Corp. II [Member] | Public Warrants | Class A ordinary shares | Minimum
Warrant Liability [Line Items]
Volume weighted average price of shares			$ 9.2
Virgin Group Acquisition Corp. II [Member] | From The Completion Of Business Combination | Private Placement Warrants
Warrant Liability [Line Items]
Period after which the warrants are exercisable	30 days	30 days
Virgin Group Acquisition Corp. II [Member] | From The Completion Of Business Combination | Public Warrants
Warrant Liability [Line Items]
Period after which the warrants are exercisable	30 days	30 days
Virgin Group Acquisition Corp. II [Member] | From The Completion Of Initial Public Offer | Private Placement Warrants
Warrant Liability [Line Items]
Period after which the warrants are exercisable	12 months	12 months
Virgin Group Acquisition Corp. II [Member] | From The Completion Of Initial Public Offer | Public Warrants
Warrant Liability [Line Items]
Period after which the warrants are exercisable	12 months	12 months